Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adjustable Rate Securities Trust
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000215087
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Institutional Shares
Trading Symbol	FEUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributor to Performance

  Sector allocation was the largest positive contributor to performance relative to the Index as adjustable-rate securities, specifically floating rate securities with monthly resets, performed strongly due to the high level of income produced. Additionally, fixed-rate mortgage-backed securities posted positive excess return.

Top Detractor from Performance

  Yield curve exposure of the Fund did not prove beneficial relative to the Index as the steepening of the yield curve, with longer maturity yields rising, acted as a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2015	$10,000	$10,000	$10,000
8/31/2016	$9,965	$10,597	$10,056
8/31/2017	$10,028	$10,649	$10,122
8/31/2018	$10,144	$10,537	$10,227
8/31/2019	$10,411	$11,609	$10,541
8/31/2020	$10,581	$12,360	$10,799
8/31/2021	$10,614	$12,350	$10,822
8/31/2022	$10,524	$10,928	$10,657
8/31/2023	$10,682	$10,797	$10,962
8/31/2024	$11,464	$11,585	$11,570
8/31/2025	$12,052	$11,949	$12,045

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	5.13%	2.64%	1.88%
Bloomberg US Aggregate Bond Index	3.14%	(0.68%)	1.80%
ICE BofA 1-Year US Treasury Note Index	4.10%	2.21%	1.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 315,430,373
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 65,862
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$315,430,373 Number of Investments205 Portfolio Turnover44% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)29% Total Advisory Fees Paid$65,862
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.3%
U.S. Treasury Securities	2.6%
U.S. Government Agency Commerical Mortgage-Backed Securities	3.8%
Cash Equivalents	4.9%
U.S. Government Agency Mortgage-Backed Securities	9.0%
Collateralized Mortgage Obligations	80.3%

Material Fund Change [Text Block]
C000024691
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Class A Shares
Trading Symbol	FEUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 1-Year US Treasury Note Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with minimal volatility of principal by investing primarily in adjustable- and floating-rate securities.

Top Contributor to Performance

  Sector allocation was the largest positive contributor to performance relative to the Index as adjustable-rate securities, specifically floating rate securities with monthly resets, performed strongly due to the high level of income produced. Additionally, fixed-rate mortgage-backed securities posted positive excess return.

Top Detractor from Performance

  Yield curve exposure of the Fund did not prove beneficial relative to the Index as the steepening of the yield curve, with longer maturity yields rising, acted as a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	ICE BofA 1-Year US Treasury Note Index
8/31/2015	$9,899	$10,000	$10,000
8/31/2016	$9,865	$10,597	$10,056
8/31/2017	$9,927	$10,649	$10,122
8/31/2018	$10,041	$10,537	$10,227
8/31/2019	$10,303	$11,609	$10,541
8/31/2020	$10,449	$12,360	$10,799
8/31/2021	$10,459	$12,350	$10,822
8/31/2022	$10,346	$10,928	$10,657
8/31/2023	$10,475	$10,797	$10,962
8/31/2024	$11,215	$11,585	$11,570
8/31/2025	$11,761	$11,949	$12,045

Average Annual Return [Table Text Block]
Fund/IndexFootnote Reference1	1 Year	5 Years	10 Years
Class A Shares with sales load	3.87%	2.18%	1.63%
Class A Shares without sales load	4.87%	2.39%	1.74%
Bloomberg US Aggregate Bond Index	3.14%	(0.68%)	1.80%
ICE BofA 1-Year US Treasury Note Index	4.10%	2.21%	1.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 315,430,373
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 65,862
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$315,430,373 Number of Investments205 Portfolio Turnover44% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)29% Total Advisory Fees Paid$65,862
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.3%
U.S. Treasury Securities	2.6%
U.S. Government Agency Commerical Mortgage-Backed Securities	3.8%
Cash Equivalents	4.9%
U.S. Government Agency Mortgage-Backed Securities	9.0%
Collateralized Mortgage Obligations	80.3%

Material Fund Change [Text Block]